Income Taxes (Details) - Schedule of effective tax rate - SoundHound, Inc. [Member]	12 Months Ended
Dec. 31, 2021
Income Taxes (Details) - Schedule of effective tax rate [Line Items]
Federal statutory income tax rate	21.00%
State income tax rate, net of federal benefit	1.63%
Foreign withholding and income tax	(0.99%)
Research and development credits	2.51%
Change in valuation allowance	(20.44%)
Stock based compensation -0.92	0.00%
Non-deductible permanent expenses	(4.61%)
Other	(0.09%)
Total	(0.99%)